AMOUNTS RECEIVABLE AND OTHER ASSETS (Details) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
AMOUNTS RECEIVABLE AND OTHER ASSETS
Sales tax refundable	$ 65,444	$ 158,223
Prepaid insurance and expense	44,531	57,901
Total	$ 109,975	$ 216,124